NET INVESTMENT IN DIRECT FINANCING LEASES - Schedule of credit quality analysis of finance leases (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Direct Financing Lease, Net Investment in Lease, Credit Quality Indicator [Line Items]
Less: Allowance for uncollectible receivables	$ (85,225,257)	$ (4,342,576)
Net investment in direct financing leases, end of year	30,011,279	72,223,956
Overdue and credit-impaired
Direct Financing Lease, Net Investment in Lease, Credit Quality Indicator [Line Items]
Not yet overdue but credit impaired	81,234,615	2,333,231
Overdue and credit-impaired | Overdue within 90 days (inclusive)
Direct Financing Lease, Net Investment in Lease, Credit Quality Indicator [Line Items]
Overdue and credit-impaired and not credit-impaired	632,212	389,645
Overdue and credit-impaired | Overdue above 90 days
Direct Financing Lease, Net Investment in Lease, Credit Quality Indicator [Line Items]
Overdue and credit-impaired and not credit-impaired	3,156,238	818,294
Overdue but not credit-impaired
Direct Financing Lease, Net Investment in Lease, Credit Quality Indicator [Line Items]
Neither overdue nor impaired	$ 30,213,471	$ 73,025,362